UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21333
Nuveen Multi-Strategy Income & Growth Fund 2
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Multi-Strategy Income and Growth Fund 2 (JQC)
September 30, 2007

Shares	Description (1)	Value

	Common Stocks – 37.5% (24.6% of Total Investments)

	Aerospace & Defense – 0.6%

31,400	Boeing Company	$3,296,686
17,420	Finmeccanica SpA	507,482
24,192	Lockheed Martin Corporation	2,624,590
26,270	Orbital Sciences Corporation, (2)	584,245
59,500	Thales S.A.	3,487,937
17,480	United Technologies Corporation	1,406,790

	Total Aerospace & Defense	11,907,730

	Airlines – 0.1%

57,810	Lufthansa AG	1,662,697
2,770	Ryanair Holdings PLC, (2)	114,983

	Total Airlines	1,777,680

	Auto Components – 0.4%

7,740	Aftermarket Tech, (2)	245,668
56,190	Aisin Seiki Company Limited	2,245,350
13,790	Cooper Tire & Rubber	336,476
12,240	Johnson Controls, Inc.	1,445,666
32,780	Magna International, Inc., Class A	3,157,042

	Total Auto Components	7,430,202

	Automobiles – 0.7%

33,570	Daimler-Chrysler AG, (2)	3,363,714
51,620	Honda Motor Company Limited	1,722,043
38,750	Nissan Motor	775,388
118,950	Nissan Motor	1,191,934
1,566	S.A. D’Ieteren N.V	698,918
25,810	Toyota Motor Corporation	3,016,157
5,040	Volkswagen AG	227,682
96,800	Yamaha Motor Company Limited	2,469,194

	Total Automobiles	13,465,030

	Beverages – 1.1%

134,440	Coca Cola Amatil Limited	1,073,658
66,490	Coca-Cola Company	3,821,180
39,340	Coca-Cola Enterprises, Inc.	952,815
34,950	Diageo PLC, Sponsored ADR	3,066,164
74,860	Fomento Economico Mexicano S.A.	2,799,764
91,030	Heineken NV	5,973,589
11,360	Molson Coors Brewing Company, Class B	1,132,251
24,800	Pepsi Bottling Group, Inc.	921,816
57,070	SABMiller PLC	1,625,370

	Total Beverages	21,366,607

	Biotechnology – 0.6%

99,100	Amgen, Inc., (2)	5,606,087
24,420	Cephalon, Inc., (2)	1,784,125
31,990	Genzyme Corporation, (2)	1,982,100
5,640	Invitrogen Corporation, (2)	460,957
9,510	Novo-Nordisk A/S	1,151,090

	Total Biotechnology	10,984,359

	Capital Markets – 1.2%

7,530	Ameriprise Financial, Inc.	475,218
258,830	Babcock & Brown Limited	6,309,112
31,470	Bank of New York Company, Inc.	1,389,086
2,770	BlackRock, Inc.	480,346
25,180	Credit Suisse Group	1,671,818
20,600	Deutsche Bank AG	2,644,834
82,540	Invesco PLC	2,253,342
144,730	Investec PLC	1,516,121
80,420	JPMorgan Chase & Co.	3,684,844
7,690	Marketaxess, (2)	115,350
28,070	SEI Investments Company	765,750
22,680	UBS AG	1,207,710

	Total Capital Markets	22,513,531

	Chemicals – 0.9%

790	Agrium, Inc.	42,960
20,980	Air Products & Chemicals, Inc.	2,051,005
19,630	Ashland Inc.	1,181,922
1,300	Bayer AG	103,480
8,780	CF Industries Holdings, Inc.	666,490
11,120	Lubrizol Corporation	723,467
285,700	Mitusi Chemicals	2,837,972
53,230	Mosaic Company, (2)	2,848,870
92,670	Shin-Etsu Chemical Company Limited	6,405,779
10,770	Syngenta AG	466,664
19,430	Terra Industries, Inc., (2)	607,382

	Total Chemicals	17,935,991

	Commercial Banks – 1.8%

22,000	Allied Irish Banks	1,066,340
20,490	Allied Irish Banks	496,701
99,980	Allianz SE, ADR	2,326,535
124,870	Banco Bilbao Vizcaya Argentaria S.A.	2,906,974
17,840	Banco Bradesco S.A., ADR	523,961
55,110	Banco Santander Central S.A.	1,064,174
10,740	BANK OF IRELAND	199,857
33,160	Bank of Montreal	2,171,317
16,660	Bank of Nova Scotia	874,650
54,310	Barclays PLC	2,640,552
81,180	Barclays PLC	989,091
1,080	Canadian Imperial Bank of Commerce	107,935
24,250	Colonial BancGroup Inc.	524,285
43,980	Credit Agricole S.A.	1,696,394
179,980	DnB NOR ASA	2,760,834
46,990	ICICI Bank Limited, ADR	2,477,313
23,580	Kookmin Bank	1,933,324
33,120	Lloyds TSB Group PLC, Sponsored ADR	1,472,515
3,510	National Bank of Greece S.A.	223,727
37,300	National Bank of Greece S.A.	481,543
15,730	Northern Trust Corporation	1,042,427
28,930	PNC Financial Services Group, Inc.	1,970,133
6,713	Prosperity Bancshares, Inc.	222,603
212,440	Royal Bank of Scotland, PLC, (2)	2,281,922
90	Shinhan Financial Group Company Limited	11,547
6,900	SVB Financial Group, (2)	326,784
28,170	Sydbank A/S	1,225,860
5,440	UMB Financial Corporation	233,158
5,310	Wintrust Financial Corporation	226,684

	Total Commercial Banks	34,479,140

	Commercial Services & Supplies – 0.8%

444,100	Allied Waste Industries, Inc., (2)	5,662,275
30,840	Apollo Group, Inc., (2)	1,855,026
7,110	CLARCOR, Inc.	243,233
4,938	Consolidated Graphics, Inc., (2)	310,057
4,490	CSG Systems International, Inc., (2)	95,413
8,380	Dun and Bradstreet, Inc.	826,352
230,180	Michael Page International PLC	1,942,660
15,235	Republic Services, Inc.	498,337
435,000	Toppan Printing Company Limited	4,480,085

	Total Commercial Services & Supplies	15,913,438

	Communications Equipment – 0.5%

2,250	Comtech Telecom Corporation, (2)	120,353
137,310	Corning Incorporated	3,384,692
19,040	Juniper Networks, Inc., (2)	697,054
109,260	Nokia Oyj, Sponsored ADR	4,144,232
8,010	Polycom, Inc., (2)	215,149
39,710	QUALCOMM, Inc.	1,678,145
8,730	Tandberg ASA	210,103

	Total Communications Equipment	10,449,728

	Computers & Peripherals – 0.7%

31,910	Apple, Inc., (2)	4,899,461
25,860	Dell, Inc., (2)	713,736
55,070	Hewlett-Packard Company	2,741,935
11,360	International Business Machines Corporation (IBM)	1,338,208
11,080	NCR Corporation, (2)	551,784
60,474	Network Appliance, Inc., (2)	1,627,355
10,390	Novatel Wireless, (2)	235,334
13,780	SanDisk Corporation, (2)	759,278

	Total Computers & Peripherals	12,867,091

	Construction & Engineering – 0.6%

434,060	AMEC PLC	6,580,717
8,470	Fluor Corporation	1,219,511
156,800	JGC Corporation	3,023,654

	Total Construction & Engineering	10,823,882

	Construction Materials – 0.0%

2,840	Cemex SAB de CV, Sponsored ADR, (2)	84,973
2,480	Texas Industries, Inc.	194,680

	Total Construction Materials	279,653

	Consumer Finance – 0.2%

15,380	MasterCard, Inc.	2,275,779
49,510	Western Union Company	1,038,225

	Total Consumer Finance	3,314,004

	Distributors – 0.1%

114,090	Jardine Cycle & Carriage Limited	1,420,845

	Diversified Consumer Services – 0.1%

17,030	ITT Educational Services, Inc., (2)	2,072,381

	Diversified Financial Services – 0.5%

20,980	CIT Group, Inc.	843,396
41,310	Credit Suisse Group, (2)	2,740,092
30,830	Eaton Vance Corporation	1,231,967
5,100	Fortis	150,174
31,320	ING Group N.V., Sponsored ADR	1,387,789
19,380	Nasdaq Stock Market, Inc., (2)	730,238
26,221	State Street Corporation	1,787,223

	Total Diversified Financial Services	8,870,879

	Diversified Telecommunication Services – 1.8%

52,450	AT&T, Inc.	2,219,160
590	Brasil Telecom	44,026
21,660	BT Group PLC	1,360,898
14,780	Cbeyond, Inc., (2)	602,876
151,600	Chunghwa Telecom Co., Ltd., Sponsored ADR	2,801,568
27,120	France Telecom S.A., Sponsored ADR	906,893
198,340	KT Corporation, Sponsored ADR	4,968,417
527,000	Nippon Telegraph and Telephone Corporation, ADR	12,263,290
10,630	Portugal Telecom S.A.	149,245
20,450	Royal KPN Nederland PTT N.V	355,217
81,350	Telecom Argentina S.A., (2)	1,997,143
53,817	Telecom Corporation of New Zealand Limited	912,734
52,595	Telecom Corporation of New Zealand Limited	178,159
33,990	Telefonica S.A.	2,847,682
74,060	Telefonos de Mexico S.A., Series L	2,434,352

	Total Diversified Telecommunication Services	34,041,660

	Electric Utilities – 2.2%

45,400	Ameren Corporation	2,383,500
8,830	Black Hills Corporation	362,207
357,200	Centrais Electricas Brasileiras S.A., ADR	5,009,730
1,500	CPFL Energia S.A.	87,345
15,700	DPL Inc.	412,282
55,600	E.ON AG	3,412,172
48,690	Edison International	2,699,861
13,330	El Paso Electric Company, (2)	308,323
13,600	Enel SpA, Sponsored ADR	766,632
21,790	FPL Group, Inc.	1,326,575
146,000	IDACORP, INC	4,780,040
332,100	Korea Electric Power Corporation, Sponsored ADR	7,688,115
47,200	PG&E Corporation	2,256,160
6,540	Pike Electric Corporation, (2)	122,690
211,100	PNM Resources Inc.	4,914,408
99,300	Progress Energy, Inc.	4,652,205
91,430	Reliant Energy, Inc., (2)	2,340,608

	Total Electric Utilities	43,522,853

	Electrical Equipment – 0.4%

50,590	ABB Limted	1,332,265
3,980	Acuity Brands, Inc.	200,910
81,514	Emerson Electric Co.	4,338,175
26,070	Nikon Corporation	896,500

	Total Electrical Equipment	6,767,850

	Electronic Equipment & Instruments – 0.7%

5,454	Itron, Inc., (2)	507,604
6,080	LG Philips LCD Company Limited, Sponsored ADR, (2)	145,555
44,680	MEMC Electronic Materials, (2)	2,629,865
6,000	Mettler-Toledo International, Inc., (2)	612,000
89,700	Tech Data Corporation, (2)	3,598,764
16,080	Tektronix, Inc.	446,059
5,161	Teledyne Technologies, Inc., (2)	275,546
94,890	Thermo Fisher Scientific, Inc., (2)	5,477,051

	Total Electronic Equipment & Instruments	13,692,444

	Energy Equipment & Services – 0.7%

27,100	Dresser Rand Group, Inc., (2)	1,157,441
59,910	Global Industries Limited, (2)	1,543,282
11,420	Matrix Service Company, (2)	239,249
42,340	National-Oilwell Varco, Inc., (2)	6,118,130
14,300	Technip S.A.	1,278,521
31,810	Tidewater Inc.	1,998,940
5,880	Trico Marine Services Inc., (2)	175,224

	Total Energy Equipment & Services	12,510,787

	Food & Staples Retailing – 0.3%

25,040	Casino Guichard-Perrachon S.A.	2,625,803
5,070	Koninklijke Ahold NV, (2)	76,304
33,220	Kroger Co.	947,434
67,570	Marks and Spencer Group PLC	850,917
5,280	Nash Finch Company	210,302
53,320	Safeway, Inc.	1,765,425

	Total Food & Staples Retailing	6,476,185

	Food Products – 1.2%

72,300	ConAgra Foods, Inc.	1,889,199
24,270	Flowers Foods, Inc.	529,086
45,760	H.J. Heinz Company	2,114,112
267,890	Jeronimo Martins SGPS	1,646,410
8,290	Kellogg Company	464,240
30,470	Monsanto Company	2,612,498
640	Nestle S.A.	71,632
203,700	Smithfield Foods, Inc., (2)	6,416,550
135,550	Tingyi Holding Corporation	209,240
222,000	Tyson Foods, Inc., Class A	3,962,700
96,960	Unilever PLC	3,070,723

	Total Food Products	22,986,390

	Gas Utilities – 0.3%

2,000	BG PLC	172,850
6,530	E.ON AG	1,207,323
38,223	Energen Corporation	2,183,298
3,560	Gas Natural SDG	201,025
39,550	Questar Corporation	2,077,562

	Total Gas Utilities	5,842,058

	Health Care Equipment & Supplies – 0.4%

27,550	Alfresa Holdings Corporation	1,758,077
39,890	Baxter International, Inc.	2,245,009
32,508	Express Scripts, Inc., (2)	1,814,597
4,100	Lifecell Corporation, (2)	154,037
155,500	Paramount Bed Company Limited	2,087,503
6,359	Surmodics, Inc., (2)	311,655

	Total Health Care Equipment & Supplies	8,370,878

	Health Care Providers & Services – 0.4%

8,310	Coventry Health Care, Inc., (2)	516,965
43,300	Humana, Inc., (2)	3,025,804
9,070	Mentor Corporation	417,674
33,303	Wellcare Health Plans, Inc., (2)	3,511,135

	Total Health Care Providers & Services	7,471,578

	Hotels, Restaurants & Leisure – 0.2%

7,370	Bally Technologies, Inc., (2)	261,119
21,130	Choice Hotels International, Inc.	795,967
33,380	McDonald’s Corporation	1,818,209
19,230	Multimedia Games, Inc., (2)	163,840

	Total Hotels, Restaurants & Leisure	3,039,135

	Household Durables – 0.5%

640	Koninklijke Philips Electronics NV	28,762
110,630	Matsushita Electric Industrial Co., Ltd., ADR	2,052,187
42,522	Newell Rubbermaid, Inc.	1,225,484
34,340	PPR	6,460,721

	Total Household Durables	9,767,154

	Household Products – 0.6%

54,370	Colgate-Palmolive Company	3,877,668
198,000	KAO Corporation	5,912,506
19,117	Kimberly-Clark Corporation	1,343,160

	Total Household Products	11,133,334

	Independent Power Producers & Energy Traders – 0.1%

31,470	NRG Energy, Inc., (2)	1,330,866

	Industrial Conglomerates – 0.4%

34,880	General Electric Company	1,444,032
344,660	Keppel Corporation	3,341,033
22,530	Siemens AG, Sponsored ADR	3,092,243
4,590	Teleflex, Inc.	357,653

	Total Industrial Conglomerates	8,234,961

	Insurance – 1.1%

2,530	Aegon N.V.	48,146
37,638	AFLAC Incorporated	2,146,872
15,430	Amtrust Financial Services, Inc.	234,073
23,600	Aon Corporation	1,057,516
18,520	Arch Capital Group Limited, (2)	1,378,073
35,480	AXA-UAP	1,582,763
12,240	Axis Capital Holdings Limited	476,258
345,100	Benfield Group Limited	2,047,614
11,840	Delphi Financial Group, Inc.	478,573
5,470	Fairfax Financial Holdings Limited	1,334,680
33,740	HCC Insurance Holdings, Inc.	966,314
66,394	Philadelphia Consolidated Holding Corporation, (2)	2,744,728
9,020	Power Financial Corporation	376,343
12,460	Seabright Insurance Holdings, Inc., (2)	212,692
11,230	Security Capital Assurance Limited	256,493
30,310	Sun Life Financial, Inc.	1,589,760
8,170	Tower Group, Inc.	213,891
5,350	Universal American Financial Corporation, (2)	122,034
92,070	WR Berkley Corporation	2,728,034
1,730	ZURICH FINANCIAL SERVICES AG	518,963

	Total Insurance	20,513,820

	Internet & Catalog Retail – 0.1%

28,110	Amazon.com, Inc., (2)	2,618,447

	Internet Software & Services – 0.1%

23,860	Chordiant Software, Inc., (2)	330,700
52,300	eBay, Inc., (2)	2,040,746
5,660	Open Text Corporation, (2)	146,990

	Total Internet Software & Services	2,518,436

	IT Services – 0.2%

46,800	Accenture Limited	1,883,700
16,970	CGI Group, Inc., (2)	193,458
10,110	Convergys Corporation, (2)	175,510
17,500	FactSet Research Systems, Inc.	1,199,625
16,340	Savvis Inc., (2)	633,665

	Total IT Services	4,085,958

	Leisure Equipment & Products – 0.3%

26,380	Canon, Inc.	1,432,170
47,870	Fuji Photo Film Co., Ltd.	2,212,943
11,010	FujiFilm Holdings Corporation, ADR	504,919
22,730	Hasbro, Inc.	633,712
16,510	Marvel Entertainment, Inc., (2)	386,994
10,900	Sturm, Ruger, & Company, (2)	195,219

	Total Leisure Equipment & Products	5,365,957

	Life Sciences Tools & Services – 0.0%

11,040	Illumina, Inc., (2)	572,755

	Machinery – 1.0%

78,440	ABB Limited	2,057,481
162,220	AGCO Corporation, (2)	8,235,909
28,428	Harsco Corporation	1,684,928
40,930	ITT Industries, Inc.	2,780,375
42,340	Manitowoc Company, Inc.	1,874,815
211,160	Mitsui Engineering & Shipbuilding Company Limited	1,196,754
5,145	Parker Hannifin Corporation	575,365
11,860	RBC Bearings, Inc., (2)	454,831
4,560	Robbins & Myers, Inc.	261,242
2,470	Volvo AB	42,855

	Total Machinery	19,164,555

	Marine – 0.2%

250,340	Kawasaki Kisen Kaisha Limited	3,676,695

	Media – 0.8%

77,570	DIRECTV Group, Inc., (2)	1,883,400
65,110	Echostar Communications Corporation, (2)	3,047,799
58,810	McGraw-Hill Companies, Inc.	2,994,017
77,300	Scholastic Corporation, (2)	2,694,678
26,980	Shaw Communication, Inc.	670,183
9,830	Thomson Corporation	412,172
63,810	Walt Disney Company	2,194,426
11,470	WPP Group PLC	774,225

	Total Media	14,670,900

	Metals & Mining – 4.2%

1,070	Agnico-Eagle Mines Limited	53,286
9,170	Alumina Limited, Sponsored ADR	232,001
92,766	Anglo American PLC, ADR	3,103,023
269,400	AngloGold Ashanti Limited, Sponsored ADR	12,632,166
276,900	Apex Silver Mines Limited, (2)	5,385,705
288,800	Barrick Gold Corporation	11,632,864
12,710	BHP Billiton PLC	913,976
5,090	Compass Minerals International, Inc.	173,264
204,690	Cookson Group	3,195,409
319,100	Crystallex International Corporation, (2)	1,011,547
15,700	Freeport-McMoRan Copper & Gold, Inc.	1,646,773
229,200	Gabriel Resources Limited, (2)	580,691
351,000	Gold Fields Limited	6,349,590
2,015,500	Lihir Gold Limited, (2)	7,046,509
690,190	Mitsubishi Materials	4,290,216
265,300	Moto Goldmines Limited, (2)	789,512
247,600	Newmont Mining Corporation	11,075,148
78,900	NovaGold Resources, Inc., (2)	1,302,639
634,700	Orezone Resources, Inc., (2)	1,180,542
5,900	Rio Tinto PLC, Sponsored ADR	2,026,060
182,100	SSAB Svenskt Stal AB	6,739,630

	Total Metals & Mining	81,360,551

	Multiline Retail – 0.4%

21,910	Big Lots, Inc., (2)	653,794
47,330	Costco Wholesale Corporation	2,904,642
54,380	Dollar Tree Stores, Inc., (2)	2,204,565
26,120	Family Dollar Stores, Inc.	693,747
15,180	Kohl’s Corporation, (2)	870,269
17,540	Target Corporation	1,115,018

	Total Multiline Retail	8,442,035

	Multi-Utilities – 0.3%

63,560	National Grid Group PLC	1,019,542
187,900	Puget Energy, Inc.	4,597,913

	Total Multi-Utilities	5,617,455

	Oil, Gas & Consumable Fuels – 2.9%

1,500	Acergy S.A., Sponsored ADR	44,550
86,100	Arch Coal, Inc.	2,905,014
7,250	Bill Barrett Corporation, (2)	285,723
167,060	BP Amoco PLC	11,585,611
51,570	Chesapeake Energy Corporation	1,818,358
13,990	Chevron Corporation	1,309,184
12,950	China Petroleum and Chemical Corporation	1,594,275
41,340	Eni S.p.A., Sponsored ADR	3,049,238
13,760	EOG Resources, Inc.	995,261
20,980	Equitable Resources, Inc.	1,088,233
29,390	Frontier Oil Corporation	1,223,800
15,040	Hess Corporation	1,000,611
18,650	Murphy Oil Corporation	1,303,449
71,200	Nexen, Inc.	2,174,448
4,110	Norsk Hydro ASA	178,169
107,500	Peabody Energy Corporation	5,146,025
11,967	Pioneer Drilling Company, (2)	145,758
50,110	Repsol YPF S.A.	1,778,905
133,100	Royal Dutch Shell PLC, Class B, Sponsored ADR	10,927,510
11,080	St Mary Land and Exploration Company	395,224
76,540	StatoilHydro ASA	2,596,237
11,021	Sunoco, Inc.	780,066
28,480	Total SA, Sponsored ADR	2,307,734
16,632	Valero Energy Corporation	1,117,338

	Total Oil, Gas & Consumable Fuels	55,750,721

	Paper & Forest Products – 0.3%

14,390	Aracruz Celulose S.A.	1,058,960
9,070	Buckeye Technologies Inc., (2)	137,320
10,680	Potlatch Corporation	480,920
24,730	Rayonier, Inc.	1,188,029
11,320	Stora Enso Oyj, R Shares	220,496
74,400	Votorantim Celulose e Papel S.A	2,129,328

	Total Paper & Forest Products	5,215,053

	Personal Products – 0.0%

12,930	Herbalife Limited	587,798
4,680	Oriflame Cosmetics S.A.	283,962

	Total Personal Products	871,760

	Pharmaceuticals – 1.3%

13,320	Abraxis Bioscience, Inc., (2)	304,096
24,100	Astellas Pharma, Inc.	1,156,061
162,240	AstraZeneca Group	8,123,357
3,230	Doctor Reddy’s Labortories Limited, Sponsored ADR	52,843
9,310	Eli Lilly and Company	530,018
9,200	GlaxoSmithKline PLC, ADR	489,440
28,730	H. Lundbeck A/S	780,363
139,000	Kissei Pharaceuticals Company Limited	2,517,042
37,590	Merck & Co., Inc.	2,420,126
1,995	Novo Nordisk A/S	240,794
494,200	Patheon, Inc., (2)	1,540,260
12,870	Pozen, Inc., (2)	142,342
120,890	Sanofi-Aventis, ADR	5,128,154
49,240	Shionogi & Company Limited	759,187
24,510	Warner Chilcott Limited, (2)	435,543

	Total Pharmaceuticals	24,619,626

	Real Estate/Mortgage – 0.5%

163,540	CFX Retail Property Trust	346,830
739,110	DB RREEF Trust	1,318,257
4,370	Essex Property Trust, Inc.	513,781
9,737	LaSalle Hotel Properties	409,733
11,720	Lexington Corporate Properties Trust	234,517
18,664	SL Green Realty Corporation	2,179,395
15,107	Tanger Factory Outlet Centers	613,193
29,834	Taubman Centers, Inc.	1,633,412
990,530	Wing Tai Holdings Limited	2,573,844

	Total Real Estate/Mortgage	9,822,962

	Real Estate Management & Development – 0.0%

15,400	IMMOFINANZ AG	192,147
129,610	New World Development Company Limited	360,127

	Total Real Estate Management & Development	552,274

	Road & Rail – 0.3%

42,920	Canadian National Railways Company	2,446,440
21,990	Canadian Pacific Railway Limited	1,545,677
46,030	Hertz Global Holdings, Inc., (2)	1,045,802
20,270	Landstar System	850,732
6,990	Union Pacific Corporation	790,289

	Total Road & Rail	6,678,940

	Semiconductors & Equipment – 0.9%

19,280	ASM Lithography Holding NV, (2)	639,196
117,720	ASM Lithography Holding NV, (2)	3,868,279
20,500	Intel Corporation	530,130
334,570	Micron Technology, Inc., (2)	3,713,727
4,780	Monolithic Power Systems, Inc., (2)	121,412
93,420	National Semiconductor Corporation	2,533,550
14,830	Semtech Corporation, (2)	303,718
77,900	STMicroelectronics NV	1,304,825
221,348	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	2,240,042
37,590	Teradyne, Inc., (2)	518,742
31,850	Trident Microsystems, Inc., (2)	506,097
12,490	Zoran Corporation, (2)	252,298

	Total Semiconductors & Equipment	16,532,016

	Software – 0.6%

9,910	Ansys, Inc., (2)	338,625
12,545	Aspen Technology, Inc., (2)	179,644
59,880	Autodesk, Inc., (2)	2,992,204
17,104	Blackbaud, Inc.	431,705
8,660	Blackboard, Inc., (2)	396,974
44,940	Business Objects S.A., (2)	2,016,458
38,460	Cadence Design Systems, Inc., (2)	853,427
23,040	Cognos, Inc., (2)	956,851
57,620	Intuit, Inc., (2)	1,745,886
8,580	SPSS, Inc., (2)	352,981
32,320	Synopsys, Inc., (2)	875,226

	Total Software	11,139,981

	Specialty Retail – 0.3%

9,480	Aeropostale, Inc., (2)	180,689
40,885	American Eagle Outfitters, Inc.	1,075,684
26,220	Gap, Inc.	483,497
7,500	Gymboree Corporation, (2)	264,300
3,515	Hennes & Mauritz AB	222,820
4,360	J. Crew Group, Inc., (2)	180,940
7,010	Luxottica Group SpA	237,639
14,770	PetSmart, Inc.	471,163
73,060	RadioShack Corporation	1,509,420
27,010	Sony Corporation	1,298,101

	Total Specialty Retail	5,924,253

	Textiles, Apparel & Luxury Goods – 0.1%

5,230	Deckers Outdoor Corporation, (2)	574,254
1,530	Gildan Activewear Inc, Sponsored ADR, (2)	60,267
11,418	Guess, Inc.	559,825
10,490	VF Corporation	847,068

	Total Textiles, Apparel & Luxury Goods	2,041,414

	Thrifts & Mortgage Finance – 0.0%

58,770	Hudson City Bancorp, Inc.	903,877

	Tobacco – 0.3%

14,560	British American Tobacco PLC	1,048,029
10,670	Imperial Tobacco Group	979,079

350	Japan Tobacco, Inc.	1,922,687
47,510	UST, Inc.	2,356,491

	Total Tobacco	6,306,286

	Trading Companies & Distributors – 0.0%

3,680	W.W. Grainger, Inc.	335,574

	Transportation Infrastructure – 0.2%

868,000	Macquarie Airports	3,350,451

	Wireless Telecommunication Services – 0.0%

9,980	China Unicom Limited	207,978
1,920	Mobile Telesystems, Sponsored ADR	133,070

	Total Wireless Telecommunication Services	341,048

	Total Common Stocks (cost $679,150,241)	722,054,104

Shares	Description (1)	Coupon	Ratings (3)	Value

	Convertible Preferred Securities – 1.8% (1.2% of Total Investments)

	Automobiles – 0.4%

38,150	General Motors Corporation, Convertible Bonds	1.500%	B-	$1,078,119
89,200	General Motors Corporation, Convertible Notes, Senior Debentures, Series B	5.250%	B-	1,899,068
167,300	General Motors Corporation	6.250%	B-	4,097,177

	Total Automobiles			7,074,364

	Capital Markets – 0.0%

5,000	Affiliated Managers Group, Inc., Convertible Bond	5.100%	BB	283,750
1,850	Affiliated Managers Group, Inc.	5.100%	BB	104,988

	Total Capital Markets			388,738

	Commercial Banks – 0.1%

20,600	Sovereign Capital Trust IV, Convertible Security	4.375%	Baa1	883,740
11,750	Washington Mutual, Inc., Unit 1 Trust	5.375%	A3	564,118

	Total Commercial Banks			1,447,858

	Communications Equipment – 0.6%

11,400	Lucent Technologies Capital Trust I	7.750%	B1	10,944,000

	Containers & Packaging – 0.0%

17,500	Owens-Illinois, Inc., Convertible Bonds	4.750%	B-	787,500

	Electric Utilities – 0.1%

26,400	Centerpoint Energy, Inc.	2.000%	BBB-	912,120
9,100	CMS Energy Corporation, Convertible Bonds	4.500%	Ba2	801,938

	Total Electric Utilities			1,714,058

	Food Products – 0.0%

6,750	Bunge Limited, Convertible Bonds	4.875%	BB	905,344

	Independent Power Producers & Energy Traders – 0.1%

700	NRG Energy, Inc., Convertible Bond	4.000%	B2	1,511,671

	Metals & Mining – 0.1%

1,100	Freeport McMoran Copper & Gold, Inc.	5.500%	B-	2,511,163

	Oil, Gas & Consumable Fuels – 0.1%

10,850	Chesapeake Energy Corporation	5.000%	B	1,207,301
800	El Paso Corporation	4.990%	B	1,131,100

	Total Oil, Gas & Consumable Fuels			2,338,401

	Real Estate – 0.1%

28,650	HRPT Properties Trust, Preferred Convertible Bonds	6.500%	BBB-	658,091
12,650	Simon Property Group, Inc., Series I	6.000%	BBB+	1,017,440

	Total Real Estate Investment Trust			1,675,531

	U.S. Agency – 0.2%

27	Federal National Mortgage Association	5.375%	AA-	2,647,401

	Total Convertible Preferred Securities (cost $32,307,521)			33,946,029

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 Par (or similar) Preferred Securities – 44.5% (29.0% of Total Investments)

	Capital Markets – 3.7%

229,074	BNY Capital Trust V, Series F	5.950%	Aa3	$5,229,759
220,000	Compass Capital Trust III	7.350%	A2	5,442,800
31,200	CSFB USA, Series 2002-10 (SATURNS)	7.000%	Aa1	768,768
1,195,600	Deutsche Bank Capital Funding Trust II	6.550%	Aa3	28,515,060
22,600	First Union Institutional Capital II (CORTS)	8.200%	A1	614,494
10,500	Goldman Sachs Capital I (CORTS)	6.000%	A1	229,950
7,700	Goldman Sachs Capital I, Series A (CORTS)	6.000%	A1	168,707
3,700	Goldman Sachs Group Inc., Series 2003-11 (SATURNS)	5.625%	Aa3	77,219
7,300	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%	A1	160,673
2,900	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%	A1	63,481
11,500	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%	A1	247,365
17,200	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	372,896
11,200	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%	AA-	247,184
4,200	Goldman Sachs Group Inc., Series GSG-2 (PPLUS)	5.750%	AA-	88,368
349,445	Merrill Lynch Preferred Capital Trust III	7.000%	A1	8,631,292
21,800	Merrill Lynch Preferred Capital Trust IV	7.120%	A1	543,474
230,600	Merrill Lynch Preferred Capital Trust V	7.280%	A1	5,741,940
178,192	Morgan Stanley Capital Trust III	6.250%	A1	4,084,161
99,125	Morgan Stanley Capital Trust IV	6.250%	A1	2,252,120
300,300	Morgan Stanley Capital Trust VI	6.600%	A1	7,057,050
45,458	Morgan Stanley Capital Trust VII	6.600%	A2	1,041,897

	Total Capital Markets			71,578,658

	Commercial Banks – 8.4%

652,500	ABN AMRO Capital Fund Trust V	5.900%	A1	13,989,600
116,700	ASBC Capital I	7.625%	A3	2,905,830
120,610	BAC Capital Trust I	7.000%	Aa2	3,012,838
554,400	BAC Capital Trust II	7.000%	Aa2	13,760,208
149,600	BAC Capital Trust III	7.000%	Aa2	3,719,056
1,100	BAC Capital Trust V	6.000%	Aa3	24,816
2,900	BAC Capital Trust VIII	6.000%	Aa2	65,424
2,600	BAC Capital Trust X	6.250%	Aa2	60,476
398,242	Banco Santander Series 144A	6.800%	Aa3	9,246,701
696,818	Banco Santander, 144A	6.500%	A	16,135,727
240,152	Banco Santander	6.410%	Aa3	5,328,973
6,700	BancorpSouth Capital Trust I	8.150%	Baa1	168,438
28,800	Banesto Holdings, Series A, 144A	10.500%	A1	868,501
167,700	Bank One Capital Trust VI	7.200%	Aa3	4,205,916
50,042	Barclays Bank PLC, (8)	6.625%	Aa3	1,210,516
4,000,000	BNP Paribas	7.195%	AA-	3,990,604
34,800	Capital One Capital II Corporation	7.500%	Baa1	857,472
142,300	Citizens Funding Trust I	7.500%	Baa2	3,342,627
146,500	Cobank ABC, 144A, (8)	7.000%	A	7,197,985
428,800	Fleet Capital Trust VIII	7.200%	Aa2	10,754,304
61,600	HSBC Finance Corporation	6.875%	AA-	1,527,680
83,705	KeyCorp Capital Trust IX	6.750%	Baa1	1,969,579
5,300	KeyCorp Capital Trust V	5.875%	A3	114,215
3,200	KeyCorp Capital VIII	7.000%	A3	78,240
723,905	National City Capital Trust II	6.625%	A3	15,310,591
160,300	National City Capital Trust IV	0.000%	A2	4,024,332
21,700	ONB Capital Trust II	8.000%	A3	545,972
30,000	PNC Capital Trust	6.125%	A2	680,400
35,038	Royal Bank of Scotland Group PLC, Series L	5.750%	A1	739,302
119,740	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	2,688,163
106,200	Royal Bank of Scotland Group PLC	6.600%	Aa3	2,479,770
18,000	Royal Bank of Scotland PLC, Series T	7.250%	Aa3	451,800
15,100	SunAmerica CORTS	6.700%	AA	368,289
2,600	USB Capital Trust VI	5.750%	Aa3	55,068
5,000	USB Capital Trust VII	5.875%	Aa3	108,100
43,500	USB Capital Trust XI	6.600%	A1	1,021,380
35,370	VNB Capital Trust I	7.750%	A3	887,433
142,870	Wachovia Capital Trust IX	6.375%	A1	3,296,011
285,091	Wachovia Trust IV	6.375%	A1	6,659,726
4,700	Wells Fargo Capital Trust IX	5.625%	Aa2	102,977
475,500	Wells Fargo Capital Trust V	7.000%	Aa2	11,844,705
101,082	Wells Fargo Capital Trust VII	5.850%	Aa2	2,294,561
30,200	Wells Fargo Capital Trust XI	6.250%	AA-	688,258
117,800	Zions Capital Trust B	8.000%	BBB-	2,965,026

	Total Commercial Banks			161,747,590

	Computers & Peripherals – 0.0%

19,000	IBM Trust IV (CORTS)	7.000%	A+	475,760

	Diversified Financial Services – 4.9%

101,500	BAC Capital Trust XII	6.875%	Aa3	2,557,800
8,100	Citigroup Capital Trust IX	6.000%	Aa2	185,247
197,000	Citigroup Capital Trust VII	7.125%	Aa2	4,928,940
754,422	Citigroup Capital Trust VIII	6.950%	Aa2	18,475,795
6,500	Citigroup Capital Trust XI	6.000%	Aa2	148,395
4,000	Citigroup Capital X	6.100%	Aa2	92,520
21,400	Citigroup Capital XIV	6.875%	Aa2	532,860
750,200	CitiGroup Capital XIX	7.250%	Aa2	19,197,618
298,521	Citigroup Capital XV	6.500%	Aa3	7,021,214
32,100	Citigroup Capital XVI	6.450%	Aa2	751,461
14,000	General Electric Capital Corporation	6.000%	AAA	338,100
27,800	ING Group N.V. WI/DD	7.375%	A1	690,135
587,320	ING Group N.V.	7.200%	A1	14,301,242
753,075	ING Group N.V.	7.050%	A	18,209,354
1,600	JPMorgan Chase Capital Trust XIV	6.200%	Aa3	37,056
1,800	JPMorgan Chase Capital Trust XVI	6.350%	Aa3	42,624
236,000	Merrill Lynch Capital Trust I	6.450%	A1	5,409,120
8,000	Royal Bank of Scotland Public Limited Company, Series 2006Q	6.750%	A1	193,040

	Total Diversified Financial Services			93,112,521

	Diversified Telecommunication Services – 1.0%

620,200	AT&T Inc.	6.375%	A	14,773,164
38,500	BellSouth Capital Funding (CORTS)	7.100%	A	827,750
30,500	BellSouth Corporation (CORTS)	7.000%	A	718,656
28,000	Verizon Communications (CORTS)	7.625%	A	707,000
48,100	Verizon Communications (CORTS)	7.375%	A	1,222,702
50,700	Verizon New England Inc., Series B	7.000%	A3	1,259,895

	Total Diversified Telecommunication Services			19,509,167

	Electric Utilities – 0.3%

21,100	DTE Energy Trust I	7.800%	Baa3	535,729
28,900	Entergy Louisiana LLC	7.600%	A-	723,078
5,300	Entergy Mississippi Inc.	7.250%	A-	133,189
51,600	FPL Group Capital Inc.	6.600%	A3	1,245,624
3,000	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	67,950
1,600	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	36,768
10,700	PPL Energy Supply LLC	7.000%	BBB	263,755
4,000	Tennessee Valley Authority, Series A	5.320%	AAA	94,400
122,500	Virginia Power Capital Trust	7.375%	Baa2	3,073,525

	Total Electric Utilities			6,174,018

	Food Products – 0.2%

35,100	Dairy Farmers of America Inc., 144A, (8)	7.875%	BBB-	3,671,242

	Household Durables – 0.1%

72,700	Pulte Homes Inc.	7.375%	BBB-	1,454,000

	Insurance – 10.6%

1,210,933	Ace Ltd., Series C	7.800%	BBB	30,951,447
2,100	Aegon N.V.	6.875%	A-	50,127
1,402,000	Aegon N.V., (8)	6.375%	A-	31,194,500
4,000,000	AMBAC Finanacial Group Inc.	0.000%	Aa3	3,462,004
12,233	AMBAC Financial Group Inc.	5.950%	AA	272,184
237,613	Arch Capital Group Limited, Series B	7.785%	BBB-	5,952,206
389,973	Arch Capital Group Limited	8.000%	BBB-	9,963,810
709,600	Berkley WR Corporation, Capital Trust II	6.750%	BBB-	16,597,544
677,301	Delphi Financial Group, Inc.	8.000%	BBB+	17,291,495
31,000	Delphi Financial Group, Inc.	7.376%	BBB-	722,300
6,000,000	Everest Reinsurance Holdings, Inc.	6.600%	Baa1	5,574,642
200,456	EverestRe Capital Trust II	6.200%	Baa1	4,355,909
97,100	EverestRe Group Limited	7.850%	Baa1	2,442,065
2,000	Financial Security Assurance Holdings	6.250%	AA	45,480
1,401,500	Lincoln National Capital Trust VI	6.750%	A-	33,776,150
123,700	Markel Corporation	7.500%	BBB-	3,114,766
903,702	PartnerRe Limited, Series C	6.750%	BBB+	20,875,516
80,900	PLC Capital Trust III	7.500%	BBB+	2,007,938
71,800	PLC Capital Trust IV	7.250%	BBB+	1,771,306
25,500	PLC Capital Trust V	6.125%	BBB+	558,450
37,800	Protective Life Corporation	7.250%	BBB	933,660
39,343	Prudential PLC	6.750%	A	944,232
124,700	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	2,966,613
27,800	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	559,892
18,600	RenaissanceRe Holdings Ltd	6.600%	BBB	393,762
245,640	XL Capital Ltd, Series B	7.625%	Baa1	6,099,241

	Total Insurance			202,877,239

	IT Services – 0.0%

2,500	Vertex Industries Inc. (PPLUS)	7.625%	A	63,950

	Media – 2.8%

52,700	CBS Corporation	7.250%	BBB	1,315,919
481,000	CBS Corporation	6.750%	BBB	11,043,760
1,038,100	Comcast Corporation	7.000%	BBB+	25,900,595
6,200	Comcast Corporation	6.625%	BBB+	145,452
649,400	Viacom Inc.	6.850%	BBB	15,481,696
3,000	Walt Disney Company (CORTS)	6.875%	A2	73,950

	Total Media			53,961,372

	Oil, Gas & Consumable Fuels – 0.9%

680,300	Nexen Inc.	7.350%	Baa3	17,007,500

	Pharmaceuticals – 0.1%

49,000	Bristol Myers Squibb Company (CORTS)	6.250%	A+	1,165,220

	Real Estate/Mortgage – 9.8%

30,600	AMB Property Corporation, Series P	6.850%	Baa2	721,854
77,100	AvalonBay Communities, Inc., Series H	8.700%	BBB	2,008,455
104,300	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	2,640,876
1,264,845	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	30,419,522
125,600	Duke Realty Corporation, Series L	6.600%	BBB	2,858,656
31,700	Duke Realty Corporation, Series N	7.250%	BBB	775,065
25,000	Duke-Weeks Realty Corporation, Series B	7.990%	BBB	1,256,250
100,400	Duke-Weeks Realty Corporation	6.950%	BBB	2,344,340
96,000	Duke-Weeks Realty Corporation	6.625%	BBB	2,177,280
312,323	Equity Residential Properties Trust, Series N	6.480%	BBB	7,080,362
688,600	HRPT Properties Trust, Series B	8.750%	BBB-	17,435,352
532,700	HRPT Properties Trust, Series C	7.125%	BBB-	13,115,074
3,997	Prologis Trust, Series C	8.540%	BBB	237,197
95,275	Prologis Trust, Series G	6.750%	BBB	2,204,664
4,800	PS Business Parks, Inc., Series I	6.875%	BBB-	105,744
700	PS Business Parks, Inc., Series K	7.950%	BBB-	17,605
243,000	PS Business Parks, Inc., Series L	7.600%	BBB-	5,832,000
131,000	PS Business Parks, Inc., Series O	7.375%	BBB-	3,090,788
410,588	PS Business Parks, Inc.	7.000%	BBB-	9,238,230
7,500	PS Business Parks, Inc.	6.700%	BBB-	162,375
61,900	Public Storage, Inc., Series C	6.600%	BBB+	1,386,560
149,000	Public Storage, Inc., Series E	6.750%	BBB+	3,379,320
18,400	Public Storage, Inc., Series F	6.450%	BBB+	402,776
16,111	Public Storage, Inc., Series H	6.950%	BBB+	375,870
13,600	Public Storage, Inc., Series I	7.250%	BBB+	334,152
35,000	Public Storage, Inc., Series K	7.250%	BBB+	854,000
657,538	Public Storage, Inc., Series M	6.625%	BBB+	14,564,467
31,500	Public Storage, Inc., Series V	7.500%	BBB+	789,705
249,836	Public Storage, Inc.	6.750%	BBB+	5,671,277
30,303	Realty Income Corporation, Series E	6.750%	BBB-	712,121
166,100	Regency Centers Corporation	7.450%	BBB-	4,061,145
20,450	Simon Property Group, Inc., Series G	7.890%	BBB	1,019,637
200	Vornado Realty Trust, Series F	6.750%	BBB-	4,452
169,000	Vornado Realty Trust, Series G	6.625%	BBB-	3,782,220
183,000	Vornado Realty Trust, Series H	6.750%	BBB-	4,110,180
1,542,834	Wachovia Preferred Funding Corporation	7.250%	A2	40,175,397
127,800	Weingarten Realty Trust, Series E	6.950%	A-	3,127,905

	Total Real Estate/Mortgage			188,472,873

	Thrifts & Mortgage Finance – 1.6%

70,800	Countrywide Capital Trust III (PPLUS)	8.050%	BBB	1,476,180
732,590	Countrywide Capital Trust IV	6.750%	BBB	14,102,358
783,026	Countrywide Capital Trust V	7.000%	BBB	15,073,251

	Total Thrifts & Mortgage Finance			30,651,789

	Wireless Telecommunication Services – 0.1%

50,600	United States Cellular Corporation	8.750%	A-	1,278,662

	Total $25 Par (or similar) Preferred Securities (cost $907,200,747)			853,201,561

Principal		Weighted Average
Amount (000)	Description (1)	Coupon	Maturity (5)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 9.0% (5.9% of Total Investments) (4)

	Airlines – 0.2%

$995	American Airlines, Term Loan	7.414%	12/17/10	BB-	$974,843
1,995	Delta Air Lines, Term Loan, WI/DD	TBD	TBD	B	1,938,476

2,990	Total Airlines				2,913,319

	Auto Components – 0.1%

1,500	Federal Mogul Corporation, Term Loan A, (11)	6.890%	12/31/07	N/R	1,494,375

	Building Products – 0.5%

3,586	Building Materials Corporation of America	8.125%	2/22/14	BB	3,312,125
2,992	Nortek, Inc., Term Loan B	7.610%	8/27/11	Ba2	2,887,558
997	Stile Acquisition Corporation, Term Loan B	7.360%	4/05/13	BB	940,956
998	Stile Acquisition Corporation, Term Loan B	7.360%	4/05/13	BB	942,559
990	TFS Acquisition, Term Loan	8.698%	8/11/13	B+	965,250

9,563	Total Building Products				9,048,448

	Chemicals – 0.3%

2,000	Celanese Corporation, Term Loan C, WI/DD	TBD	TBD	BB	1,963,906
3,000	Hercules Inc., Term Loan B	7.110%	7/11/13	BB	2,958,750

5,000	Total Chemicals				4,922,656

	Commercial Services & Supplies – 0.2%

3,349	Aramark Corporation, Term Loan	7.198%	1/24/14	BB-	3,295,499
239	Aramark, Letter of Credit	7.198%	1/24/14	BB-	235,532

3,588	Total Commercial Services & Supplies				3,531,031

	Containers & Packaging – 0.1%

342	Bluegrass Container Company, LLC, 1st Lien Term Loan	7.617%	6/30/13	BB	340,504
1,143	Bluegrass Container Company, LLC, Term Loan B	7.581%	6/30/13	BB	1,137,999

1,485	Total Containers & Packaging				1,478,503

	Diversified Consumer Services – 0.3%

2,000	Laureate Education Inc., Term Loan, WI/DD	TBD	TBD	B1	1,942,500
3,000	Thomson Learning Center, Term Loan	7.950%	7/05/14	B+	2,915,001

5,000	Total Diversified Consumer Services				4,857,501

	Diversified Telecommunication Services – 0.1%

1,510	Intelsat, Ltd., Term Loan B	7.360%	7/01/13	BB+	1,494,126

	Electric Utilities – 0.3%

5,473	Calpine Corporation	7.448%	3/29/09	N/R	5,409,224

	Energy Equipment & Services – 0.2%

1,455	Kinder Morgan, Inc., Term Loan	6.639%	5/30/14	Ba2	1,429,182
2,494	Petroleum Geo-Services, Term Loan	6.950%	7/01/12	Ba2	2,444,395

3,949	Total Energy Equipment & Services				3,873,577

	Health Care Equipment & Supplies – 0.3%

6,000	Biomet Term Loan, WI/DD	TBD	TBD	BB-	5,938,929

	Health Care Providers & Services – 1.2%

495	Community Health Systems, Inc., Delayed Draw, Term Loan, (9)(10)	0.500%	7/25/14	BB	(7,827)
7,505	Community Health Systems, Inc., Term Loan	7.756%	7/25/14	BB	7,386,354
500	Concentra, Inc., Term Loan	7.448%	6/25/14	B+	485,000
5,960	HCA, Inc. Term Loan	7.448%	11/18/13	BB	5,855,688
995	Health Management Associates, Term Loan	6.947%	2/28/14	Ba2	948,048
715	IASIS Healthcare Corporation	5.960%	3/14/14	Ba2	497,665
191	IASIS Healthcare Corporation	5.024%	3/14/14	Ba2	182,313
2,083	IASIS Healthcare LLC, Term Loan B	7.359%	3/14/14	Ba2	1,990,883
747	LifePoint Hospitals Holdings, Inc., Term Loan B	7.165%	4/18/12	BB	729,735
1,858	Select Medical Corporation, Term Loan	7.477%	2/24/12	Ba2	1,777,034
998	Select Medical Corporation, Term Loan	7.198%	2/24/12	Ba2	954,275
447	Sun Healthcare Group, Inc., Term Loan	5.047%	4/12/14	Ba2	271,166
2,518	Sun Healthcare Group, Inc., Term Loan	7.367%	4/19/14	Ba2	2,442,524
566	Sun Healthcare Group, Inc., Term Loan	7.229%	4/19/14	Ba2	549,444
995	Vanguard Health Holding Company, LLC, Replacement Term Loan	7.448%	9/23/11	Ba3	966,400

26,573	Total Health Care Providers & Services				25,028,702

	Hotels, Restaurants & Leisure – 0.4%

988	Cedar Fair LP, Term Loan	7.129%	8/30/12	BB	969,807
999	Intrawest Corporation, Term Loan	7.182%	4/24/08	N/R	988,877
1,000	Orbitz Worldwide Inc., Term Loan,	8.198%	7/25/14	BB-	978,750
669	Travelport, Term Loan	7.448%	8/23/13	BB-	653,615
134	Travelport, Term Loan	7.448%	8/23/13	BB-	131,148
1,167	Venetian Casino Resort, LLC, Delayed Draw, Term Loan, (9)(10)	0.750%	5/23/08	BB	(27,951)
4,821	Venetian Casino Resort, LLC, Term Loan, DD1	6.950%	5/23/14	BB	4,705,742

9,778	Total Hotels, Restaurants & Leisure				8,399,988

	Independent Power Producers & Energy Traders – 0.2%

800	NRG Energy Inc., Delayed Draw, Term Loan, (9)(10)	0.500%	2/01/13	BB	(14,000)
2,603	NRG Energy Inc., Term Loan	6.948%	2/01/13	Ba1	2,560,284
1,084	NRG Energy Inc., Term Loan	6.848%	2/01/13	Ba1	1,065,571

4,487	Total Independent Power Producers & Energy Traders				3,611,855

	Insurance – 0.2%

3,997	Conseco, Inc., Term Loan	7.129%	10/10/13	Ba3	3,791,799

	Internet Software & Services – 0.0%

1,000	Sabre Group Holdings, Inc., Term Loan	7.358%	9/30/14	B+	952,875

	IT Services – 0.2%

4,000	First Data Term Loan, Tranche B, WI/DD	TBD	TBD	BB-	3,846,668

	Machinery – 0.1%

1,975	Oshkosh Truck Corporation, Term Loan	7.450%	12/06/13	BBB-	1,950,683

	Media – 2.1%

1,993	Blockbuster, Inc., Term Loan B	9.623%	8/20/11	B	1,985,849
2,993	Cequel Communications LLC., Term Loan B	7.373%	11/05/13	B+	3,844,527
1,075	Charter Communications Operating, LLC, Term Loan	7.360%	3/06/14	B+	1,040,447
3,000	Charter Communications Operating, LLC, Term Loan	7.130%	3/06/14	B+	2,903,573
2,500	Citadel Broadcasting Company, Term Loan	6.794%	6/12/14	BB-	2,394,533
3,990	Discovery Communications, Term Loan	7.198%	5/14/14	N/R	3,925,163
997	Idearc Inc., Term Loan, WI/DD	TBD	TBD	BBB-	983,772
1,995	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, WI/DD	TBD	TBD	N/R	1,914,118
3,970	Neilsen Finance LLC, Term Loan B	7.360%	8/09/13	Ba3	3,865,744
954	Philadelphia Newspapers, Term Loan	8.860%	6/29/13	N/R	901,280
1,990	Readers Digest Association, Term Loan, WI/DD	TBD	TBD	B+	1,893,828
3,433	Tribune Company, Term Loan	7.860%	6/04/09	BB	3,373,250
6,000	Tribune Company, Term Loan	8.360%	6/04/14	BB	5,475,831
483	Univision Communications, Delayed Draw, Term Loan, (9)(10)	1.000%	9/29/14	B+	(22,450)
7,517	Univision Communications, Term Loan	7.610%	9/29/14	Ba3	7,167,560

42,890	Total Media				41,647,025

	Paper & Forest Products – 0.3%

3,980	Georgia-Pacific Corporation, Term Loan	7.383%	12/21/12	BB+	3,905,967
1,439	Ply Gem Industries Inc., Term Loan	7.950%	8/15/11	BB-	1,356,458
54	Ply Gem Industries Inc., Term Loan	7.950%	8/15/11	BB-	50,687

5,473	Total Paper & Forest Products				5,313,112

	Real Estate Management & Development – 0.2%

1,000	LNR Property Corporation, Term Loan B	8.110%	7/12/11	BB	970,834
4,000	Realogy Corporation, Term Loan, WI/DD	TBD	TBD	BB	3,756,000

5,000	Total Real Estate Management & Development				4,726,834

	Road & Rail – 0.3%

6,419	Swift Transportation, Term Loan	8.375%	5/10/14	BB-	5,858,122

	Software – 0.2%

2,860	Dealer Computer Service, Term Loan	7.198%	10/26/12	BB	2,785,163
1,256	Intergraph Corporation, Term Loan	7.474%	5/29/13	B+	1,225,455

4,116	Total Software				4,010,618

	Specialty Retail – 0.6%

6,416	Burlington Coat Factory Warehouse Corporation, Term Loan	7.760%	5/28/11	B2	6,174,284
3,468	Michaels Stores Inc., Term Loan	7.638%	10/31/13	B	3,370,790
1,500	Toys “R” Us, Inc., Term Loan	8.665%	12/08/08	B3	1,489,531

11,384	Total Specialty Retail				11,034,605

	Wireless Telecommunication Services – 0.4%

6,000	Asurion Corporation, Term Loan	8.360%	7/03/14	N/R	5,840,001
1,995	Leap Wireless International Inc., Term Loan	7.448%	1/10/12	Ba2	1,974,168

7,995	Total Wireless Telecommunication Services				7,814,169

$181,145	Total Variable Rate Senior Loan Interests (cost $175,837,078)				172,948,744

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 9.8% (6.4% of Total Investments)

	Aerospace & Defense – 0.2%

$550	Alliant Techsystems, Inc., Convertible Bonds	2.750%	2/15/24	B+	$789,938
650	DRS Technologies, Inc., Convertible Bonds, 144A	2.000%	2/01/26	B+	702,000
1,100	L-3 Communications Corporation, Convertible Bond	3.000%	8/01/35	BB+	1,278,750
1,050	Lockheed Martin Corporation	5.325%	8/15/33	A-	1,601,880

3,350	Total Aerospace & Defense				4,372,568

	Auto Components – 0.1%

400	Goodyear Tire & Rubber Company, Convertible Bonds	4.000%	6/15/34	B	1,023,000

	Biotechnology – 0.5%

5,450	Amgen Inc., 144A	0.125%	2/01/11	A+	5,088,938
1,350	Amgen Inc.	0.375%	2/01/13	A+	1,233,563
900	Cephalon, Inc., Series B	2.000%	6/01/15	B-	1,517,625
1,400	Genzyme Corporation	1.250%	12/01/23	BBB	1,487,500

9,100	Total Biotechnology				9,327,626

	Capital Markets – 0.0%

350	BlackRock Inc.	2.625%	2/15/35	A+	616,438

	Commercial Banks – 0.2%

3,850	U.S. Bancorp, Convertible Bonds	3.606%	8/06/37	AA	3,837,295

	Communications Equipment – 0.5%

1,050	Ciena Corporation, Convertible Bond	0.875%	6/15/17	B	1,186,500
3,050	Ciena Corporation	3.750%	2/01/08	B	3,042,375
300	CommScope Inc.	1.000%	3/15/24	Ba3	698,625
1,350	Liberty Media Corporation, Senior Debentures Exchangeable for Motorola Common Stock	3.500%	1/15/31	BB+	1,100,289
1,050	Lucent Technologies Inc.	2.750%	6/15/23	Ba2	1,006,688
656	Nortel Networks Corp.	4.250%	9/01/08	B-	646,980
650	Nortel Networks Corporation, Convertible Bonds, 144A	1.750%	4/15/12	B-	546,000
700	Nortel Networks Corporation, Convertible Bonds, 144A	2.125%	4/15/14	B-	572,250

8,806	Total Communications Equipment				8,799,707

	Computers & Peripherals – 0.4%

1,750	EMC Corporation, Convertible Bonds 144A	1.750%	12/01/11	BBB+	2,489,375
1,400	EMC Corporation, Convertible Bonds 144A	1.750%	12/01/13	BBB+	2,007,250
500	Maxtor Corporation, Convertible Bonds	2.375%	8/15/12	BB+	786,875
1,750	Sandisk Corporation, Convertible Bond	1.000%	5/15/13	BB-	1,671,250

5,400	Total Computers & Peripherals				6,954,750

	Construction & Engineering – 0.1%

350	Fluor Corporation, Convertible Bonds	1.500%	2/15/24	A3	902,563
500	Quanta Services, Inc., Convertible Bonds	4.500%	10/01/23	B+	1,210,000

850	Total Construction & Engineering				2,112,563

	Consumer Finance – 0.0%

350	Americredit Corp.	1.750%	11/15/23	B+	374,938

	Containers & Packaging – 0.0%

750	Sealed Air Corporation, 144A	3.000%	6/30/33	BBB	720,000

	Diversified Financial Services – 0.0%

350	Leucadia National Corporation, Convertible Bonds	3.750%	4/15/14	BB-	774,813

	Diversified Telecommunication Services – 0.1%

1,400	Qwest Communications International Inc., Convertible Bond	3.500%	11/15/25	Ba3	2,324,000

	Electric Utilities – 0.1%

700	Centerpoint Energy Inc., Convertible Bond	3.750%	5/15/23	BBB-	1,014,125
700	Covanta Holding Corporation, Convertible Bonds	1.000%	2/01/27	B1	715,750

1,400	Total Electric Utilities				1,729,875

	Electrical Equipment – 0.0%

350	General Cable Corporation, Convertible Bonds	0.875%	11/15/13	B+	511,438

	Electronic Equipment & Instruments – 0.2%

700	Anixter Internatinal Inc., Convertible Bond	0.000%	7/07/33	BB-	874,125
1,000	Roper Industries Inc.	1.481%	1/15/34	BB+	827,500
700	Solectron Corporation, Series B	0.500%	2/15/34	BB-	689,500
700	Tech Data Corporation, Convertible Bonds	2.750%	12/15/26	BBB-	686,875
700	Vishay Intertechnology Inc.	3.625%	8/01/23	B+	700,875

3,800	Total Electronic Equipment & Instruments				3,778,875

	Energy Equipment & Services – 1.1%

1,050	Halliburton Company, Convertible Bond	3.125%	7/15/23	A	2,165,625
5,600	Nabors Industries Inc., Convertible Bond Series 144A	0.940%	5/15/11	A-	5,397,000
1,250	Nabors Industries Inc., Convertible Bond Series 144A	0.940%	5/15/11	A-	1,204,688
6,900	Nabors Industries Inc.	0.000%	6/15/23	NA	7,210,500
1,050	Schlumberger Limited, Convertible Bonds	1.500%	6/01/23	A+	3,048,938
750	Schlumberger Limited	2.125%	6/01/23	A+	1,969,688
850	Transocean Inc.	1.500%	5/15/21	BBB+	1,340,875

17,450	Total Energy Equipment & Services				22,337,314

	Food Products – 0.1%

1,250	Archer Daniels Midland Company, Convertible Bonds, 144A	0.875%	2/15/14	A	1,201,563
1,400	General Mills, Inc., Convertible Bonds, (12)	5.733%	4/11/37	BBB+	1,409,696

2,650	Total Food Products				2,611,259

	Health Care Equipment & Supplies – 0.4%

750	Beckman Coulter Inc., Convertible Bonds, 144A	2.500%	12/15/36	BBB	878,438
3,400	Medtronic, Inc., Convertible Bond	1.500%	4/15/11	AA-	3,778,250
1,100	Medtronic, Inc., Convertible Bond	1.625%	4/15/13	AA-	1,244,375
250	Medtronic, Inc.	1.500%	4/15/11	AA-	277,813
1,050	Saint Jude Medical, Inc., Convertible Bonds	1.220%	12/15/08	BBB+	1,072,313

6,550	Total Health Care Equipment & Supplies				7,251,189

	Health Care Providers & Services – 0.7%

650	AmeriGroup Corporation, Convertible Bond	2.000%	5/15/12	BB	669,500
1,250	Health Management Associates Inc.	1.500%	8/01/23	Baa3	1,229,688
350	Laboratory Corporation of America Holdings	0.000%	9/11/21	BBB-	369,250
1,350	Lifepoint Hospitals, Inc., Convertible Bonds	3.500%	5/15/14	B	1,208,250
350	Manor Care Inc., Convertible Bond	2.000%	6/01/36	BBB	460,688
850	Manor Care, Inc.	2.125%	8/01/35	BBB-	1,246,313
8,637	Omnicare, Inc.	3.250%	12/15/35	BB-	7,028,359
300	Saint Jude Medical, Inc., Convertible Bonds	1.220%	12/15/08	BBB+	306,375

13,737	Total Health Care Providers & Services				12,518,423

	Hotels, Restaurants & Leisure – 0.5%

4,250	Caesars Entertainment Inc.	5.360%	4/15/24	Baa3	5,746,000
1,050	Carnival Corporation	2.000%	4/15/21	A-	1,324,313
700	Hilton Hotels Corporation	3.375%	4/15/23	BB+	1,450,750
1,550	International Game Technology	2.600%	12/15/36	BBB	1,546,125
50	International Game Technology	2.600%	12/15/36	BBB	49,875

7,600	Total Hotels, Restaurants & Leisure				10,117,063

	Industrial Conglomerates – 0.1%

1,400	3M Company	0.000%	11/21/32	Aa1	1,302,000

	Insurance – 0.3%

350	American Equity Investment Life Holding Company	5.250%	12/06/24	BB+	369,688
1,050	American Financial Group Inc.	1.486%	6/02/33	BBB	531,563
700	Aon Corporation, Convertible Bonds	3.500%	11/15/12	BBB+	1,463,000
3,850	Prudential Financial, Inc., Convertible Bonds	3.325%	12/12/36	A+	3,960,996

5,950	Total Insurance				6,325,247

	Internet & Catalog Retail – 0.1%

700	Amazon.com Inc., Convertible Bonds	4.750%	2/01/09	Ba3	865,375
350	Priceline.com, Inc., Convertible Bonds	0.500%	9/30/11	B+	781,375
350	Priceline.com, Inc., Convertible Bonds	0.750%	9/30/13	B+	777,438

1,400	Total Internet & Catalog Retail				2,424,188

	Internet Software & Services – 0.0%

700	Yahoo! Inc., Convertible Bond	0.000%	4/01/08	BBB-	927,500

	IT Services – 0.1%

1,400	Electronic Data Systems Corporation, Convertible Bonds	3.875%	7/15/23	BBB-	1,410,500

	Leisure Equipment & Products – 0.1%

700	Eastman Kodak Company	3.375%	10/15/33	B	746,375
400	Hasbro Inc.	2.750%	12/01/21	BBB	530,500

1,100	Total Leisure Equipment & Products				1,276,875

	Life Sciences Tools & Services – 0.1%

500	Apogent Technologies, Inc., Convertible Bonds	4.396%	12/15/33	BBB+	1,012,850
700	Charles River Laboratories International, Inc.	2.250%	6/15/13	BB-	899,500
350	Fisher Scientific International, Inc., Convertible Bonds	2.500%	10/01/23	BBB+	869,750

1,550	Total Life Sciences Tools & Services				2,782,100

	Machinery – 0.2%

1,400	Danaher Corporation, Convertible Bonds	0.000%	1/22/21	A+	1,692,250
350	Kaydon Corporation, Convertible Bonds	4.000%	5/23/23	BB-	628,688
700	Trinity Industries Inc., Convertible Bonds	3.875%	6/01/36	BB-	728,875

2,450	Total Machinery				3,049,813

	Media – 0.7%

300	ELF Special Financing Limited, Convertible Bonds, 144A	6.082%	6/15/09	Ba3	331,530
800	ELF Special Financing Limited, Convertible Bonds, 144A	6.044%	6/15/09	Ba3	867,760
550	Getty Images, Inc., Convertible Bonds	0.500%	6/09/23	Ba2	530,063
700	Interpublic Group Companies Inc.	4.500%	3/15/23	Ba3	756,875
700	Interpublic Group, Inc., Convertible Bonds	4.250%	3/15/23	Ba3	776,125
400	Lamar Advertising Company, Convertible	2.875%	12/31/10	B1	460,500
1,550	Liberty Media Corporation, Senior Debentures, Exchangeable for PCS Common Stock, Series 1	4.000%	11/15/29	BB+	1,007,500
2,100	Liberty Media Corporation	0.750%	3/30/23	BB+	2,328,375
1,050	Omnicom Group Inc.	0.000%	7/01/38	A-	1,131,375
1,750	Omnicom Group, Inc.	0.000%	2/07/31	A-	1,809,063
700	Sinclair Broadcast Group, Inc., Convertible Bonds	3.000%	5/15/27	B	659,750
2,100	Walt Disney Company, Convertible Senior Notes	2.125%	4/15/23	A2	2,569,875

12,700	Total Media				13,228,791

	Metals & Mining – 0.1%

900	Newmont Mining Corporation	1.625%	7/15/17	BBB+	1,027,125

	Multiline Retail – 0.0%

350	Saks, Inc., Convertible Bonds	2.000%	3/15/24	B+	526,313

	Oil, Gas & Consumable Fuels – 0.7%

1,400	Chesapeake Energy Corporation, 144A	2.750%	11/15/35	BB	1,543,500
2,450	Chesapeake Energy Corporation, Convertible Bonds	2.500%	5/15/37	BB	2,514,313
350	Devon Energy Corporation	4.900%	8/15/08	Baa1	612,938
7,900	Peabody Energy Corp., Convertible Bond	4.750%	12/15/66	Ba3	8,334,500

12,100	Total Oil, Gas & Consumable Fuels				13,005,251

	Pharmaceuticals – 0.4%

700	Allergan Inc., Convertible Bond	1.500%	4/01/26	A	812,875
1,050	Bristol-Myers Squibb Company, Convertible Bond	5.194%	9/15/23	A+	1,059,240
895	Teva Pharmaceutical Finance, Series A	0.500%	2/01/24	BBB	1,086,306
1,100	Teva Pharmaceutical Finance, Series B	0.250%	2/01/24	BBB	1,431,375
1,050	Watson Pharmaceuticals Inc., Convertible Bond	1.750%	3/15/23	BB+	1,025,063
2,100	Wyeth, Convertible Bond	4.888%	1/15/24	A+	2,223,417

6,895	Total Pharmaceuticals				7,638,276

	Real Estate – 0.7%

750	Archstone-Smith Trust, Corporate Bond Convertible	4.000%	7/15/36	BBB+	785,625
1,750	Boston Properties Limited Partnership, Convertible Bonds, 144A	2.875%	2/15/37	BBB+	1,671,250
650	Brandywine Operating Partnership, Convertible Bonds	3.875%	10/15/26	BBB-	604,500
750	BRE Properties Inc., Convertible Bond	4.125%	8/15/26	BBB	763,125
1,050	Developers Diversified Realty Corporation, Convertible Bonds	3.000%	3/15/12	BBB	988,313
700	Duke Realty Corporation, Series D	3.750%	12/01/11	BBB+	664,125
350	Health Care REIT, Inc., Convertible Bonds	4.750%	12/01/26	Baa2	364,000
1,100	Hospitality Properties Trust, Convertible Bonds	3.800%	3/15/27	BBB	1,058,750
700	Host Hotels & Resorts Inc, Convertible Bonds, 144A	2.625%	4/15/27	BB	634,375
550	Host Marriot LP, Convertible Bonds, 144A	3.250%	4/15/24	Ba1	769,313
1,400	Prologis, Convertible Bonds, 144A	2.250%	4/01/37	BBB+	1,433,250
900	Vornado Realty Trust, Convertible Bonds	2.850%	4/01/27	BBB	847,125
1,000	Vornado Realty, Convertible Bond	3.875%	4/15/25	BBB	1,293,750
900	Weingarten Realty Investment Trust, Convertible Bonds	3.950%	8/01/26	A-	919,125

12,550	Total Real Estate				12,796,626

	Real Estate Management & Development – 0.0%

550	Forest City Enterprises, Inc., Convertible Bonds	3.625%	10/15/11	BB-	565,180

	Road & Rail – 0.0%

350	CSX Corporation	0.000%	10/30/21	BBB-	532,000

	Semiconductors & Equipment – 0.5%

700	Advanced Micro Devices Inc., Convertible Bond	5.750%	8/15/12	B	722,750
1,400	Advanced Micro Devices, Inc., Convertible Bonds	6.000%	5/01/15	B	1,265,250
2,450	Intel Corporation, Convertible Bond	2.950%	12/15/35	A-	2,548,000
1,750	Micron Technology, Inc.	1.875%	6/01/14	BB-	1,712,813
350	ON Semiconductor Corporation, Convertible Bonds	0.000%	4/15/24	B	479,063
700	ON Semiconductor Corporation	2.625%	12/15/26	B	971,250
1,000	Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB	980,000
50	Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB	49,000

8,400	Total Semiconductors & Equipment				8,728,126

	Software – 0.1%

350	Amdocs Limited	0.500%	3/15/24	BBB-	370,125
350	Computer Associates International Inc., Convertible Bond, Series 144A	1.625%	12/15/09	Ba1	471,188
700	Red Hat Inc., Convertible Bond	0.500%	1/15/24	B+	707,875

1,400	Total Software				1,549,188

	Specialty Retail – 0.1%

1,050	TJX Companies, Inc.	0.000%	2/13/21	A-	1,030,313
700	United Auto Group, Inc., Convertible Bonds	3.500%	4/01/26	B	740,250

1,750	Total Specialty Retail				1,770,563

	Textiles, Apparel & Luxury Goods – 0.0%

350	Iconix Brand Group, Inc.	1.875%	6/30/12	B-	378,438

	Thrifts & Mortgage Finance – 0.2%

3,500	Countrywide Financial Corporation, Convertible Bonds, 144A	1.860%	4/15/37	A	3,211,600

	Wireless Telecommunication Services – 0.1%

550	American Tower Corporation	3.000%	8/15/12	BB+	1,193,500
1,600	Liberty Media Corporation Convertible Bonds	3.750%	2/15/30	BB+	936,000

2,150	Total Wireless Telecommunication Services				2,129,500

$168,388	Total Convertible Bonds (cost $182,628,370)				188,678,334

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 9.0% (5.8% of Total Investments)

	Aerospace & Defense – 0.1%

$1,000	Hexcel Corporation, Term Loan	6.750%	2/01/15	B+	$992,500

	Auto Components – 0.0%

800	Keystone Automotive Operations Inc.	9.750%	11/01/13	CCC+	656,000

	Chemicals – 0.2%

1,000	Nell AF Sarl	8.375%	8/15/15	B	917,500
3,000	Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	B-	3,007,500

4,000	Total Chemicals				3,925,000

	Commercial Services & Supplies – 0.1%

900	Williams Scotsman Inc.	8.500%	10/01/15	B+	994,500

	Containers & Packaging – 0.3%

3,000	Owens-Brockway Glass Containers, Guaranteed Senior Note	8.250%	5/15/13	B	3,120,000
3,000	Owens-Illinois Inc.	7.500%	5/15/10	B	3,037,500

6,000	Total Containers & Packaging				6,157,500

	Diversified Telecommunication Services – 0.1%

2,000	Intelsat Subsidiary Holding Company Limited	8.500%	1/15/13	B	2,040,000
750	Syniverse Technologies Inc., Series B	7.750%	8/15/13	B	720,000

2,750	Total Diversified Telecommunication Services				2,760,000

	Electric Utilities – 0.1%

500	Mirant North America LLC	7.375%	12/31/13	B2	510,000
1,000	Sierra Pacific Resources, Series 2006	6.750%	8/15/17	B1	988,750

1,500	Total Electric Utilities				1,498,750

	Energy Equipment & Services – 0.1%

2,500	Pride International Inc.	7.375%	7/15/14	Ba2	2,575,000

	Food & Staples Retailing – 0.1%

2,000	Stater Brothers Holdings Inc.	8.125%	6/15/12	B+	2,047,500

	Food Products – 0.4%

4,610	Del Monte Corporation	8.625%	12/15/12	B	4,702,200
1,096	Dole Foods Company	8.625%	5/01/09	B-	1,104,220
2,700	Dole Foods Company	7.875%	7/15/13	B-	2,646,000

8,406	Total Food Products				8,452,420

	Health Care Providers & Services – 0.3%

2,000	Community Health Systems, Inc.	8.875%	7/15/15	B-	2,065,000
700	HCA Inc.	9.125%	11/15/14	BB-	740,250
700	HCA Inc.	9.250%	11/15/16	BB-	745,500
3,000	US Oncology Inc.	10.750%	8/15/14	B3	3,112,500

6,400	Total Health Care Providers & Services				6,663,250

	Hotels, Restaurants & Leisure – 1.1%

4,075	Boyd Gaming Corporation	7.750%	12/15/12	Ba3	4,207,438
1,500	Herbst Gaming Inc.	7.000%	11/15/14	B-	1,237,500
1,650	Jacobs Entertainment Inc.	9.750%	6/15/14	B-	1,650,000
2,000	Landry’s Restaurants Inc., Series B	7.500%	12/15/14	B3	2,000,000
1,000	Park Place Entertainment	7.875%	3/15/10	Ba1	1,025,000
2,000	Pinnacle Entertainment Inc.	8.250%	3/15/12	B-	2,035,000
3,000	Pinnacle Entertainment Inc.	8.750%	10/01/13	B-	3,105,000
1,750	Seminole Hard Rock Entertainment, Inc.	8.220%	3/15/14	BB	1,717,188
4,000	Universal City Development Partners	11.750%	4/01/10	B1	4,190,000

20,975	Total Hotels, Restaurants & Leisure				21,167,126

	Independent Power Producers & Energy Traders – 0.1%

600	NRG Energy Inc.	7.250%	2/01/14	B1	603,000
600	NRG Energy Inc.	7.375%	2/01/16	B1	603,000

1,200	Total Independent Power Producers & Energy Traders				1,206,000

	Insurance – 0.3%

5,000	Progressive Corporation	6.700%	6/13/37	A2	4,859,420

	IT Services – 0.4%

1,950	Global Cash Access LLC	8.750%	3/15/12	B-	2,028,000
4,750	Sungard Data Systems Inc.	9.125%	8/15/13	B-	4,963,750

6,700	Total IT Services				6,991,750

	Machinery – 0.2%

3,000	Greenbrier Companies, Inc.	8.375%	5/15/15	B+	3,007,500

	Media – 2.3%

6,900	Allbritton Communications Company, Series B	7.750%	12/15/12	B1	7,003,500
2,000	AMC Entertainment Inc.	8.000%	3/01/14	B2	1,915,000
5,000	Cablevision Systems Corporation, Series B	8.125%	8/15/09	B+	5,100,000
3,000	Cablevision Systems Corporation	7.250%	7/15/08	B+	3,015,000
2,000	Cablevision Systems Corporation	8.125%	7/15/09	B+	2,040,000
2,000	Charter Communications Operating LLC, 144A	8.000%	4/30/12	B+	2,000,000
1,000	Dex Media West LLC	8.500%	8/15/10	Ba3	1,032,500
2,198	Dex Media West LLC	9.875%	8/15/13	B1	2,349,113
4,000	Medianews Group Inc.	6.375%	4/01/14	B	2,980,000
1,950	Panamsat Corporation	9.000%	8/15/14	B2	2,018,250
2,000	Sun Media Corporation	7.625%	2/15/13	Ba1	1,975,000
6,200	Vertis Inc.	9.750%	4/01/09	B1	6,324,000
5,500	Young Broadcasting Inc., Senior Subordinated Note	10.000%	3/01/11	Caa1	5,101,250
2,000	Young Broadcasting Inc.	8.750%	1/15/14	Caa1	1,700,000

45,748	Total Media				44,553,613

	Multi-Utilities – 0.3%

2,600	Bon-Ton Department Stores Inc.	10.250%	3/15/14	B-	2,444,000
2,400	Dynegy Holdings Inc.	8.375%	5/01/16	B2	2,424,000
500	Northwestern Corporation	5.875%	11/01/14	BBB	488,152

5,500	Total Multi-Utilities				5,356,152

	Oil, Gas & Consumable Fuels – 0.7%

600	Chaparral Energy Inc.	8.500%	12/01/15	CCC+	565,500
4,345	Chesapeake Energy Corporation	7.750%	1/15/15	BB	4,491,644
1,000	Hilcorp Energy I LP/Hilcorp Finance Company, Series 144A	7.750%	11/01/15	B	982,500
2,000	Premcor Refining Group Inc.	7.500%	6/15/15	BBB	2,086,362
3,000	SemGroup LP, 144A	8.750%	11/15/15	B1	2,947,500
1,500	Whiting Petroleum Corporation	7.000%	2/01/14	B1	1,447,500

12,445	Total Oil, Gas & Consumable Fuels				12,521,006

	Paper & Forest Products – 0.4%

5,000	Georgia-Pacific Corporation	8.125%	5/15/11	B	5,100,000
2,000	Georgia-Pacific Corporation	7.700%	6/15/15	B	2,000,000

7,000	Total Paper & Forest Products				7,100,000

	Personal Products – 0.1%

1,600	Prestige Brands Inc.	9.250%	4/15/12	B-	1,624,000

	Real Estate – 0.2%

3,000	Felcor Lodging Trust Inc., 144A	0.000%	12/01/11	Ba3	2,992,500
1,000	Trustreet Properties, Inc.	7.500%	4/01/15	AAA	1,072,585
500	Ventas Realty LP, Series WI	7.125%	6/01/15	BB+	512,500

4,500	Total Real Estate				4,577,585

	Semiconductors & Equipment – 0.2%

2,400	Avago Technologies Finance Pte Limited	10.375%	12/01/13	B	2,592,000
2,000	NXP BV	8.110%	10/15/13	BB	1,865,000

4,400	Total Semiconductors & Equipment				4,457,000

	Software – 0.1%

2,000	Telcorida Technologies, Inc.	9.396%	7/15/12	B	1,875,000

	Specialty Retail – 0.4%

1,000	Quiksilver Inc.	6.875%	4/15/15	Ba3	962,500
7,000	Warnaco Inc., Senior Notes	8.875%	6/15/13	BB-	7,367,500

8,000	Total Specialty Retail				8,330,000

	Textiles, Apparel & Luxury Goods – 0.2%

4,000	Jostens IH Corporation	7.625%	10/01/12	B1	4,090,000

	Trading Companies & Distributors – 0.1%

2,000	United Rentals North America Inc.	6.500%	2/15/12	B+	2,035,000

	Wireless Telecommunication Services – 0.1%

1,500	IPCS, Inc.	7.485%	5/01/13	B1	1,462,500

$171,824	Total Corporate Bonds (cost $175,608,144)				171,936,072

Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Capital Preferred Securities – 28.7% (18.7% of Total Investments)

	Capital Markets – 3.2%

1,250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	$1,234,545
30,250	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	29,801,907
3,000	Compass Trust I, Series A	8.230%	1/15/27	A2	3,123,450
12,400	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A1	13,486,364
2,000	First Hawaiian Capital Trust I, Series B	8.343%	7/01/27	A-	2,083,430
3,500	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	3,929,293
6,700	Kleinwort Benson Group PLC	5.848%	12/31/99	NA	5,726,457
2,200	MUFG Capital Finance 2	4.850%	7/25/56	BBB+	2,778,269

	Total Capital Markets				62,163,715

	Commercial Banks – 16.5%

2,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	1,982,712
8,000	Abbey National Capital Trust I	8.963%	6/30/50	A+	9,790,632
43,100	AgFirst Farm Credit Bank	7.300%	12/15/53	A-	42,494,747
13,070	Bank One Capital III	8.750%	9/01/30	Aa3	15,638,477
2,600	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	Aa2	2,698,280
1,000	BanPonce Trust I, Series A	8.327%	2/01/27	A3	1,041,630
4,000	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	4,328,536
1,000	Barclays Bank PLC	7.434%	12/15/57	Aa3	1,064,591
2,500	BBVA International Perferred SA, Unipersonal	5.919%	10/18/49	A1	2,241,088
1,000	Capital One Capital IV Corporation	6.745%	2/17/37	Baa1	894,251
2,000	CBG Florida REIT Corporation	7.114%	11/15/49	Baa3	1,933,132
10,100	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	Aa3	10,845,804
2,400	Den Norske Bank, 144A	7.729%	6/29/49	Aa3	2,540,590
5,750	First Empire Capital Trust I	8.234%	2/01/27	A3	5,997,152
11,000	First Empire Capital Trust II	8.277%	6/01/27	A3	11,474,958
4,250	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	4,404,955
1,750	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	1,671,404
29,600	HBOS PLC, Series 144A	6.413%	4/01/49	A1	26,282,491
12,838	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	14,085,815
14,000	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	18,795,588
19,605	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A1	21,495,883
4,000	KeyCorp Capital III	7.750%	7/15/29	A3	4,335,472
8,000	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	7,980,288
4,000	Mizuho Financial Group	8.375%	4/27/49	Aa3	4,167,544
1,000	Nordbanken AB, 144A	8.950%	11/29/49	Aa3	1,070,968
10,000	North Fork Capital Trust II	8.000%	12/15/27	Baa1	10,431,320
6,000	Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	5,589,612
2,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	2,109,792
6,200	Royal Bank of Scotland Group PLC	9.118%	3/31/49	Aa3	6,642,413
3,500	Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	3,117,188
3,100	Standard Chartered PLC, 144A	6.409%	1/30/57	BBB+	2,865,132
11,700	Standard Chartered PLC, 144A	7.014%	1/30/58	BBB+	11,140,342
14,700	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	Aa3	15,879,513
15,290	Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A1	16,721,343
600	Union Bank of Norway	7.068%	11/19/49	A2	908,110
25,600	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	Baa1	22,780,160

	Total Commercial Banks				317,441,913

	Diversified Financial Services – 2.7%

4,800	Fulton Capital Trust I	6.290%	2/01/36	A3	4,526,242
18,600	JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	Aa3	18,340,400
3,767	MM Community Funding Trust I Limited	8.030%	6/15/31	Aaa	4,106,267
23,600	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	24,010,640

	Total Diversified Financial Services				50,983,549

	Diversified Telecommunication Services – 1.1%

19	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	21,238,425

	Insurance – 4.2%

2,000	Allstate Corporation	6.500%	5/15/57	A2	1,932,878
10,000	American General Capital II	8.500%	7/01/30	Aa3	12,339,000
4,980	American General Institutional Capital, 144A	8.125%	3/15/46	Aa3	5,904,886
9,800	AXA SA, 144A	6.463%	12/14/49	BBB+	9,069,998
1,000	Great West Life and Annuity Insurance Company	7.153%	5/16/46	A-	1,029,520
3,500	Liberty Mutual Group	7.800%	3/15/37	Baa3	3,415,850
3,500	MetLife Inc.	6.400%	12/15/66	BBB+	3,338,629
1,550	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	1,719,880
4,000	Nationwide Financial Services Inc.	6.750%	5/15/67	Baa1	3,869,052
7,600	Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	7,768,743
1,000	Prudential PLC	6.500%	6/29/49	A	943,312
9,000	QBE Capital Funding Trust II, 144A	0.000%	6/01/49	BBB	8,840,502
22,200	XL Capital, Limited	6.500%	10/15/57	BBB	20,771,230

	Total Insurance				80,943,480

	Oil, Gas & Consumable Fuels – 0.5%

10,355	KN Capital Trust III	7.630%	4/15/28	B1	9,319,987

	Real Estate – 0.0%

4	PS Business Parks Inc., Series M	7.200%	3/30/55	BBB-	81,410

	Road & Rail – 0.4%

7,600	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	6,873,759

	Thrifts & Mortgage Finance – 0.1%

1,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	1/27/49	A+	944,624
1,000	Washington Mutual Preferred Funding Trust II	6.665%	3/15/57	Baa1	863,229

	Total Thrifts & Mortgage Finance				1,807,853

	Total Capital Preferred Securities (cost $585,731,793)				550,854,091

Shares	Description (1)	Value

	Investment Companies – 2.4% (1.6% of Total Investments)

99,306	Blackrock Preferred and Corporate Income Strategies Fund	$1,789,494
663,907	Blackrock Preferred Income Strategies Fund	11,717,959
86,433	Blackrock Preferred Opportunity Trust	1,786,570
753,964	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	13,737,224
147,335	Flaherty and Crumrine/Claymore Total Return Fund Inc.	2,740,431
540,883	John Hancock Preferred Income Fund III	10,904,201
63,914	John Hancock Preferred Income Fund II	1,408,025
84,688	John Hancock Preferred Income Fund	1,874,145

	Total Investment Companies (cost $50,233,670)	45,958,049

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 10.5% (6.8% of Total Investments)

	U.S. Government and Agency Obligations – 0.6%

$11,000	United States of America Treasury Bills	4.850%	1/10/08	$10,850,478

	Repurchase Agreements – 9.9%

189,965	Repurchase Agreement with Fixed Income Clearing Corporation, dated	3.750%	10/01/07	189,965,346
	9/28/07, repurchase price $190,024,710, collateralized by $195,970,000
	U.S. Treasury Notes, 4.000%, due 2/15/14, value $193,765,338

$200,965	Total Short-Term Investments (cost $200,815,824)			200,815,824

	Total Investments (cost $2,989,513,388) – 153.2%			2,940,392,808

Shares	Description	Value

	Common Stock Sold Short – (0.6)%

	Health Care Equipment & Supplies – (0.1)%

(10,700)	Alcon, Inc.	$(1,539,944)

	Internet Software & Services – (0.1)%

(31,300)	Bankrate, Inc., (2)	(1,443,556)

	Multiline Retail – (0.0)%

(15,100)	Kohl’s Corporation, (2)	(865,683)

	Pharmaceuticals – (0.2)%

(26,600)	Allergan, Inc.	(1,714,902)
(44,500)	Merck & Co., Inc.	(2,300,205)

	Total Pharmaceuticals	(4,015,107)

	Specialty Retail – (0.1)%

(11,600)	AutoZone, Inc., (2)	(1,347,224)

	Textiles, Apparel & Luxury Goods – (0.1)%

(30,900)	Coach, Inc., (2)	(1,460,643)

	Thrifts & Mortgage Finance – (0.0)%

(300)	FirstFed Financial Corporation, (2)	(14,865)

	Total Common Stocks Sold Short (proceeds $11,067,027)	(10,687,022)

		Notional	Expiration	Strike
Contracts	Type	Amount (6)	Date	Price	Value

	Call Options Written – (0.6)% (7)

1,105	AGCO Corporation	$4,420,000	1/19/08	$40.0	$(1,331,525)
4,440	Allied Waste Industries	5,550,000	1/19/08	12.5	(488,400)
450	Ameren Corporation	2,250,000	12/22/07	50.0	(162,000)
450	Amgen, Inc.	2,587,500	1/19/08	57.5	(139,500)
388	Amgen, Inc.	1,940,000	4/19/08	50.0	(365,690)
1,340	Anglogold Limited	6,030,000	1/19/08	45.0	(690,100)
2,070	Apex Silver Mines Limited	4,140,000	1/19/08	20.0	(382,950)
640	Arch Coal, Inc.	1,920,000	1/19/08	30.0	(339,200)
610	Astrazenica PLC	3,050,000	1/19/08	50.0	(184,525)
430	Astrazenica PLC	2,365,000	1/19/08	55.0	(43,000)
1,440	Barrick Gold Corporation	4,680,000	1/19/08	32.5	(1,252,800)
1,230	BP Amoco, PLC	9,225,000	1/19/08	75.0	(162,975)
1,510	Chunghwa Telecom Company Limited, (12)	2,642,500	3/22/08	17.5	(287,492)
2,400	Crystallex International Corporation	1,200,000	10/20/07	5.0	(12,000)
480	EBay, Inc.	1,560,000	1/19/08	32.5	(364,800)
1,500	Gold Fields Limited	2,625,000	1/19/08	17.5	(296,250)
690	KT Corporation	1,725,000	1/19/08	25.0	(101,775)
1,080	Matsushita Electric Industrial Company Limited	1,890,000	12/22/07	17.5	(180,900)
2,470	Newmont Mining Corporation	11,115,000	1/19/08	45.0	(790,400)
710	Nexen, Inc.	2,130,000	12/22/07	30.0	(172,175)
3,920	Nipon Telegraph & Telephone Corporation	8,820,000	12/22/07	22.5	(617,400)
1,075	Peabody Energy Corporation	4,837,500	1/19/08	45.0	(645,000)
740	Progress Energy, Inc.	3,330,000	1/19/08	45.0	(231,250)
1,870	Puget Energy, Inc.	4,675,000	1/19/08	25.0	(149,600)
1,110	Royal Dutch Shell PLC	8,880,000	1/19/08	80.0	(593,850)
540	Sanofi Aventis	2,295,000	12/22/07	42.5	(101,250)
770	Scholastic Corporation	2,310,000	3/22/08	30.0	(481,250)
2,030	Smithfield Foods, Inc.	6,090,000	1/19/08	30.0	(690,200)
670	Tech Data Corporation	2,680,000	1/17/09	40.0	(395,300)
2,220	Tyson Foods, Inc.	4,995,000	1/19/08	22.5	(33,300)

40,378	Total Call Options Written (premiums received $9,524,489)	121,957,500			(11,686,857)

	Other Assets Less Liabilities – (1.7)%				(33,902,396)

	Preferred Shares, at Liquidation Value – (50.3)%				(965,000,000)

	Net Assets Applicable to Common Shares – 100%				$1,919,116,533

Interest Rate Swaps outstanding at September 30, 2007:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

JPMorgan	$97,000,000	Receive	1-Month USD-LIBOR	3.360%	Monthly	1/23/09	$1,691,086
Morgan Stanley	97,000,000	Receive	1-Month USD-LIBOR	3.048	Monthly	1/23/08	696,961

							$2,388,047

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)
Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price by 100.

(7)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

(8)	Investment is eligible for the Dividends Received Deduction.

(9)	Position or portion of position represents an unfunded Senior Loan commitment outstanding at September 30, 2007.

(10)	Negative value represents unrealized depreciation on Senior Loan commitment at September 30, 2007.

(11)	At or subsequent to September 30, 2007, this issue was under the protection of the Federal Bankruptcy Court.

(12)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

CORTS	Corporate Backed Trust Securities.

DD1	Portion of investment purchased on a delayed delivery basis.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Income Tax Information
The following information is presented on an income tax basis based on the information currently available to the Funds. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, recognition of income on REIT investments, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2007, the cost of investments was $3,015,338,110.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$77,443,377
Depreciation	(152,388,679)

Net unrealized appreciation (depreciation) of investments	$(74,945,302)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Multi-Strategy Income & Growth Fund 2

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2007

*	Print the name and title of each signing officer under his or her signature.